Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ 72,000	$ (242,000)
State			(34,000)	10,000
Total current income tax expense (benefit)			38,000	(232,000)
Deferred:
Federal			0	0
State			0	0
Total deferred income tax expense			0	0
Income tax expense (benefit)	$ 1,010,000	$ 6,000	$ 38,000	$ (232,000)